LONG-TERM LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

	Notes	2018	2019
Two-step loans	20a	751	542
Bonds and notes	20b	9,956	7,467
Bank loans	20c	18,748	21,167
Other borrowings	20d	1,950	3,113
Obligations under finance leases	13	2,338	—
Lease liabilities	13	—	12,554
Total		33,743	44,843

Schedule of principal payments

			Year
	Notes	Total	2021	2022	2023	2024	Thereafter
Two-step loans	20a	542	178	141	125	98	—
Bonds and notes	20b	7,467	477	2,198	—	—	4,792
Bank loans	20c	21,167	7,145	3,464	5,852	2,312	2,394
Other borrowings	20d	3,113	852	853	862	460	86
Lease liabilities	13	12,554	3,453	2,959	2,281	1,437	2,424
Total		44,843	12,105	9,615	9,120	4,307	9,696

Two-step loans
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2018		2019
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	4,607	602	3,839	491
	US$	13	188	9	120
	Rp	—	159	—	125
Total			949		736
Current maturities (Note 19b)			(198)		(194)
Long-term portion			751		542

Schedule of long-term loans and other borrowings, other significant information

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	8.38%

Bonds and notes
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2018		2019
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Bonds and notes	Currency	(in millions)	equivalent	(in millions)	equivalent
Bonds
2010
Series B	Rp	—	1,995	—	1,995
2015
Series A	Rp	—	2,200	—	2,200
Series B	Rp	—	2,100	—	2,100
Series C	Rp	—	1,200	—	1,200
Series D	Rp	—	1,500	—	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series A	Rp	—	262	—	—
Series B	Rp	—	200	—	200
Series C	Rp	—	296	—	296
MTN Syariah Ijarah I Telkom 2018
Series A	Rp	—	264	—	—
Series B	Rp	—	296	—	296
Series C	Rp	—	182	—	182
Total			10,495		9,969
Unamortized debt issuance costs			(14)		(11)
Total			10,481		9,958
Current maturities (Note 19b)			(525)		(2,491)
Long-term portion			9,956		7,467

2010 - Series B Bonds
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate per
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	annum
Series B	1,995	The Company	IDX	June 25, 2010	July 6, 2020	Quarterly	10.20%

2015 Bonds
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

MTN I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

					Interest payment	Interest rate
Notes	Currency	Principal	Issuance date	Maturity date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

MTN - Syariah Ijarah I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Annual
				Maturity	Return	return
Notes	Currency	Principal	Issuance date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Bank loans
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2018		2019
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
Bank Mandiri	Rp	—	4,546	—	7,611
BNI	Rp	—	6,826	—	5,898
BRI	Rp	—	1,248	—	1,758
BNI Syariah	Rp	—	—		52
Sub-total			12,620		15,319
Third parties
MUFG Bank	Rp	—	3,011	—	2,981
	US$	10	144	8	108
Syndication of banks	Rp	—	1,750	—	1,250
	US$	37	532	37	514
BCA	Rp	—	740	—	1,665
DBS	Rp	—	379	—	770
UOB Singapore	US$	49	710	40	556
PT Bank BTPN ("BTPN") (Previously Sumitomo)	Rp	—	661	—	537
Citibank	Rp	—	1,000	—	500
HSBC	Rp	—	—	—	500
Bank of China	Rp	—	—	—	500
ANZ	Rp	—	440	—	440
Bank CIMB Niaga	Rp	—	462	—	439
UOB	Rp	—	428	—	357
PT Bank ICBC Indonesia ("ICBC")	Rp	—	204	—	159
Exim Bank of Malaysia Berhad	MYR	23	81	8	28
Japan Bank for International Cooperation ("JBIC")	US$	3	45	—	—
Others	Rp	—	33	—	9
	MYR	13	46	11	38
Sub-total			10,666		11,351
Total			23,286		26,670
Unamortized debt issuance cost			(61)		(65)
Gain on debt restructuring			(5)		(4)
			23,220		26,601
Current maturities (Note 19b)			(4,472)		(5,434)
Long-term portion			18,748		21,167

Schedule of long-term loans and other borrowings, other significant information

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2018 - 2019	GSD, the Company	Rp	2,342	31	2018 - 2026	Monthly, Quarterly	8.75%, 9.00%	Trade receivables and all assets
2013 - 2018	The Company, GSD, TLT, Sigma, Dayamitra, Telkom Infratel	Rp	8,112	3,779	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 2.20% - 2.50%; 3 months JIBOR + 1.85% - 2.25%	Trade receivables, Inventory, and Property and equipment
Bank Mandiri
2017 - 2018	The Company, Telkomsel[a,b], Balebat	Rp	9,455	3,449	2018 - 2025	Monthly, Quarterly	8.50% - 9.00%	Trade receivables, Inventory, and Property and equipment
2017- 2019	GSD, Dayamitra, Telkomsel	Rp	3,763	255	2019 - 2026	Quarterly	3 months JIBOR + 0.60% - 1.85%	None
BRI
2019	The Company	Rp	2,000	48	2021 - 2026	Quarterly	9.00%	All assets
2017 - 2019	The Company, Dayamitra, GSD	Rp	1,253	195	2019 - 2025	Quarterly	3 months JIBOR + 1.85% - 2.00%	Property and equipment

				Current
			Total	period	Principal	Interest	Interest
			facility	payment	payment	payment	rate per
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	annum	Security**
MUFG Bank
2015 - 2018	GSD, Metra, Infomedia, Dayamitra	Rp	3,950	1,980	2016 - 2025	Quarterly	3 months JIBOR + 1.43% - 2.15%	Property and equipment and lease agreement
2018	TII	US$	0.01	0.002	2019 - 2022	Quarterly	3 months LIBOR + 1.25%	None
Syndication of Banks
2015	The Company, GSD	Rp	3,000	500	2016 - 2022	Quarterly	3 months JIBOR + 2.00%	All Assets
2018	TII	US$	0.09	—	2019 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
Citibank
2018	The Company	Rp	1,000	500	2019 - 2020	Quarterly	8.50%	None

BCA
2016 - 2018	PST	Rp	805	102	2017 - 2024	Quarterly	10.00%-10.50%	Property and equipment
2017 - 2019	Metra, Dayamitra, Telkom Infratel	Rp	1,470	117	2018 - 2026	Quarterly	3 months JIBOR + 1.50% - 1.85%	Property and equipment
UOB Singapore
2016	TII	US$	0.06	0.009	2019 - 2024	Monthly	1 month LIBOR + 1.25%	None
BTPN
2015 - 2019	GSD, Metra, Infomedia, Dayamitra, TII	Rp	1.309	214	2016 - 2023	Quarterly	3 months JIBOR + 1.44% - 2.15%	None
Bank CIMB Niaga
2011	GSD	Rp	41	7	2012 - 2021	Monthly	9.75%	Property and equipment and lease agreement
2017 - 2019	GSD, Metra	Rp	695	108	2018 - 2024	Quarterly	3 months JIBOR + 1.50%	None

ANZ
2015 - 2017	GSD, PINS	Rp	500	—	2020	Quarterly	3 months JIBOR + 2.00%	None
UOB
2016	Dayamitra	Rp	500	71	2018 - 2024	Quarterly	3 months JIBOR + 2.20%	Property and equipment
DBS
2016	Nutech	Rp	6	1	2017 - 2021	Monthly	11.00%	Trade receivables and Property and equipment
2017 - 2019	PINS, Dayamitra,Telkomsat	Rp	1,030	108	2018 - 2026	Quarterly	3 months JIBOR + 1.50% - 1.85%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2023	Quarterly	3 months JIBOR + 2.36%	Trade receivables and Property and equipment
Exim Bank of Malaysia Berhad
2016	TII	MYR	0.06	0.015	2017 - 2020	Monthly	ECOF + 1.89%	None
HSBC
2019	Telkomsel[a]	Rp	1,000	500	2019 - 2021	Monthly	1 month JIBOR + 0.60%	None
Bank of China
2019	Telkomsel[a]	Rp	1,000	500	2019 - 2021	Monthly	1 month JIBOR + 0.60%	None

*  In original currency

** Refer to Notes 6,8 and 12 for details of trade receivables, inventories, and property and equipment pledged as collaterals.

[a]  Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2019 Telkomsel has complied with the above covenants.

[b] Based on the latest amendment on December 11, 2018.

Other borrowings
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		Outstanding
Lenders	Currency	2018	2019
PT Sarana Multi Infrastruktur	Rp	2,250	3,748
Unamortized debt issuance cost		(6)	(8)
Total		2,244	3,740
Current maturities (Note 19b)		(294)	(627)
Long-term portion		1,950	3,113

Dayamitra | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi
Infrastruktur
October 12, 2016	Dayamitra	Rp	700	100	Semi-annually (2018-2024)	3 months JIBOR + 1.85%	Property and equipment (Note 12)
March 29, 2017	Dayamitra	Rp	600	86	Semi-annually (2019-2025)	3 months JIBOR + 1.85%	Property and equipment (Note 12)

Telkomsat | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

				Current period	Principal
			Total facility	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
March 29, 2019	Telkomsat	Rp	164	—	Semi-annually (2020-2024)	8.49%	None

The company | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

					Principal
			Total facility	Current period	payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
November 14, 2018	The Company	Rp	1,000	110	Semi-annually (2019-2023)	8.35%	None
March 29, 2019	The Company	Rp	2,273	—	Semi-annually (2020-2024)	8.49%	None